Annual Fund Operating Expenses - ProShares Nanotechnology ETF - None	Sep. 27, 2021
Operating Expenses:
Management Fees	0.58%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.58%

[1]	“Other Expenses” are estimated.